Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.08301%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,685,521.10

Principal:
Principal Collections	$13,283,593.06
Prepayments in Full	$7,069,951.04
Liquidation Proceeds	$174,438.94
Recoveries	$178,521.69
Sub Total	$20,706,504.73
Collections	$22,392,025.83

Purchase Amounts:
Purchase Amounts Related to Principal	$337,136.30
Purchase Amounts Related to Interest	$1,631.05
Sub Total	$338,767.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,730,793.18

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,730,793.18
Servicing Fee	$285,141.37	$285,141.37	$0.00	$0.00	$22,445,651.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,445,651.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,445,651.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,445,651.81
Interest - Class A-3 Notes	$598,356.52	$598,356.52	$0.00	$0.00	$21,847,295.29
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$21,547,911.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,547,911.96
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$21,328,616.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,328,616.29
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$21,178,205.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,178,205.37
Regular Principal Payment	$19,247,910.59	$19,247,910.59	$0.00	$0.00	$1,930,294.78
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,930,294.78
Residual Released to Depositor	$0.00	$1,930,294.78	$0.00	$0.00	$0.00
Total		$22,730,793.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,247,910.59
Total					$19,247,910.59

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,247,910.59	$40.18	$598,356.52	$1.25	$19,846,267.11	$41.43
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$19,247,910.59	$12.19	$1,267,446.44	$0.80	$20,515,357.03	$12.99

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$137,290,215.39	0.2866184	$118,042,304.80	0.2464349
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$287,230,215.39	0.1819133	$267,982,304.80	0.1697229

Pool Information
Weighted Average APR	5.787%	5.820%
Weighted Average Remaining Term	30.65	29.90
Number of Receivables Outstanding	17,363	16,709
Pool Balance	$342,169,638.31	$321,112,967.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$319,994,322.90	$300,430,562.25
Pool Factor	0.1990075	0.1867608

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$20,682,405.28
Targeted Overcollateralization Amount	$53,130,662.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,130,662.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		49	$191,551.44
(Recoveries)		118	$178,521.69
Net Loss for Current Collection Period			$13,029.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0457%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2791%
Second Prior Collection Period			1.0993%
Prior Collection Period			0.4842%
Current Collection Period			0.0471%
Four Month Average (Current and Prior Three Collection Periods)			0.4774%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,879	$17,991,340.12
(Cumulative Recoveries)			$3,318,374.71
Cumulative Net Loss for All Collection Periods			$14,672,965.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8534%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,249.16
Average Net Loss for Receivables that have experienced a Realized Loss			$5,096.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.86%	220	$5,978,396.41
61-90 Days Delinquent	0.39%	41	$1,249,930.03
91-120 Days Delinquent	0.08%	8	$263,561.68
Over 120 Days Delinquent	0.36%	29	$1,146,767.51
Total Delinquent Receivables	2.69%	298	$8,638,655.63

Repossession Inventory:
Repossessed in the Current Collection Period		15	$421,477.28
Total Repossessed Inventory		27	$911,611.97

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4195%
Prior Collection Period			0.3456%
Current Collection Period			0.4668%
Three Month Average			0.4106%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.8284%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	37

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	66	$1,960,263.08
2 Months Extended	84	$2,320,315.07
3+ Months Extended	29	$724,200.24

Total Receivables Extended	179	$5,004,778.39
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer